Average Annual Total Returns	12 Months Ended
Sep. 30, 2011
Vanguard Asset Allocation Fund | Vanguard Asset Allocation Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.42%)
Five Years	(1.66%)
Ten Years	2.90%
Inception Date	Nov. 03, 1988
Vanguard Asset Allocation Fund | Vanguard Asset Allocation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.34%)
Five Years	(1.57%)
Ten Years	3.00%
Inception Date	Aug. 13, 2001
Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.98%)
Five Years	(2.38%)
Ten Years	2.60%
Inception Date	Dec. 17, 2001
Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.23%
Five Years	(2.60%)
Ten Years	2.93%
Inception Date	Jun. 29, 2000
Return After Taxes on Distributions | Vanguard Asset Allocation Fund | Vanguard Asset Allocation Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.67%)
Five Years	(2.03%)
Ten Years	2.49%
Return After Taxes on Distributions | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.32%)
Five Years	(3.06%)
Ten Years	1.97%
Return After Taxes on Distributions | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.89%
Five Years	(3.43%)
Ten Years	2.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Asset Allocation Fund | Vanguard Asset Allocation Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.07%
Five Years	(1.49%)
Ten Years	2.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.66%)
Five Years	(2.14%)
Ten Years	2.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.52%
Five Years	(2.36%)
Ten Years	2.38%
Standard & Poor's 500 Index | Vanguard Asset Allocation Fund | Vanguard Asset Allocation Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard Asset Allocation Fund | Vanguard Asset Allocation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Russell 3000 Value Index | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.10%)
Five Years	(2.58%)
Ten Years	4.08%
Russell 3000 Value Index | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.10%)
Five Years	(2.58%)
Ten Years	4.08%
Asset Allocation Composite Index | Vanguard Asset Allocation Fund | Vanguard Asset Allocation Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.58%
Five Years	4.60%
Ten Years	5.78%
Asset Allocation Composite Index | Vanguard Asset Allocation Fund | Vanguard Asset Allocation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.58%
Five Years	4.60%
Ten Years	5.78%